ADVANCES TO SUPPLIERS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Advances To Suppliers
ADVANCES TO SUPPLIERS

4. ADVANCES TO SUPPLIERS

The Company had advances to suppliers of $35,466 and $152,563 as of September 30, 2024 and December 31, 2023, respectively. Advances to suppliers primarily include prepayments for products and equipment expected to be delivered subsequent to balance sheet dates.

4. ADVANCES TO SUPPLIERS

The Company had advances to suppliers of $152,563 and $168,523 as of December 31, 2023 and 2022, respectively. Advances to suppliers primarily include prepayments for products and equipment expected to be delivered subsequent to balance sheet dates.